Total Equity - Non-Controlling Interests (Details) - USD ($)										12 Months Ended
	Nov. 30, 2019	Nov. 29, 2019	May 31, 2019	Apr. 29, 2019	Dec. 14, 2018	Jul. 05, 2018	Apr. 30, 2018	Mar. 09, 2018	Mar. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Carrying value										$ 3,529,100,000	$ 4,250,400,000
Net earnings attributable to non-controlling interests										(32,900,000)	441,900,000
Dividends paid, other shares										45,800,000	45,100,000
Purchase of voting shares held by non-controlling interests										20,200,000
Share of profit (loss) of associates										$ 169,600,000	$ 221,100,000
Allied World
Disclosure of subsidiaries [line items]
Minority voting percentage										29.90%	32.20%
Carrying value										$ 1,256,300,000	$ 1,196,600,000
Net earnings attributable to non-controlling interests										$ 88,100,000	$ 6,100,000
Proportion of ownership interest in subsidiary		67.80%								70.10%
Fairfax India
Disclosure of subsidiaries [line items]
Minority voting percentage										6.20%	6.20%
Carrying value										$ 1,117,200,000	$ 1,095,400,000
Net earnings attributable to non-controlling interests										$ 59,000,000	$ 81,900,000
Proportion of ownership interest in subsidiary								33.60%		33.80%	30.20%
Economic ownership percentage										66.20%	66.30%
Recipe
Disclosure of subsidiaries [line items]
Minority voting percentage										38.40%	43.10%
Carrying value										$ 437,500,000	$ 494,300,000
Net earnings attributable to non-controlling interests										$ 28,500,000	$ 33,600,000
Proportion of ownership interest in subsidiary										47.90%
Economic ownership percentage										52.10%	56.30%
Brit
Disclosure of subsidiaries [line items]
Minority voting percentage										10.70%	11.10%
Carrying value										$ 197,400,000	$ 181,900,000
Net earnings attributable to non-controlling interests										$ 15,800,000	$ (1,700,000)
Proportion of ownership interest in subsidiary					88.90%	88.00%				89.30%	88.90%
Fairfax Africa
Disclosure of subsidiaries [line items]
Minority voting percentage										1.50%	1.70%
Carrying value										$ 195,600,000	$ 267,200,000
Net earnings attributable to non-controlling interests										$ (41,400,000)	$ (1,600,000)
Economic ownership percentage										38.00%	41.30%
Thomas Cook India
Disclosure of subsidiaries [line items]
Minority voting percentage										33.10%	33.10%
Carrying value										$ 93,800,000	$ 434,500,000
Net earnings attributable to non-controlling interests										$ (186,200,000)	$ 283,400,000
Proportion of ownership interest in subsidiary										66.90%
Grivalia Properties REIC
Disclosure of subsidiaries [line items]
Minority voting percentage										0.00%	47.30%
Carrying value										$ 0	$ 473,100,000
Net earnings attributable to non-controlling interests										8,500,000	28,600,000
All other
Disclosure of subsidiaries [line items]
Carrying value										231,300,000	107,400,000
Net earnings attributable to non-controlling interests										(5,200,000)	11,600,000
IIFL Holdings Limited
Disclosure of subsidiaries [line items]
Minority voting percentage			66.20%
Allied World
Disclosure of subsidiaries [line items]
Capital contribution	$ 320,800,000
Recipe
Disclosure of subsidiaries [line items]
Cost of cancellation										85,300,000
Brit
Disclosure of subsidiaries [line items]
Capital contribution					$ 126,000,000	$ 264,600,000				70,600,000
Dividends paid, other shares				$ 20,600,000		$ 12,800,000
Allied World's Minority Shareholders | Allied World
Disclosure of subsidiaries [line items]
Dividends paid, other shares				$ 126,400,000.0			$ 61,300,000
Subordinate voting shares
Disclosure of subsidiaries [line items]
Cost of cancellation										118,000,000	$ (92,700,000)
Investments accounted for using equity method | Quess
Disclosure of subsidiaries [line items]
Percentage of non-cash remeasurement gain											33.00%
Share of profit (loss) of associates									$ 889,900,000	$ 889,900,000	$ 889,900,000